Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information
Segment Information

The structure of the Company’s internal organization is customer-facing aligned around four business segments operating in three regions as follows:

•	North America Gaming and Interactive

•	North America Lottery

•	International

•	Italy

The Company monitors the operating results of its operating segments separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating income. Segment accounting policies are consistent with those of the consolidated financial statements.

Corporate support expenses, which are not allocated to the segments, are principally composed of selling, general and administrative expenses and other expenses that are managed at the corporate level, including restructuring, transaction, corporate headquarters and Board expenses.

Purchase accounting principally represents the depreciation and amortization of acquired tangible and intangible assets in connection with acquired companies.

Segment information is as follows ($ thousands):

For the year ended December 31, 2017	North America Gaming and Interactive	North America Lottery	International	Italy	Operating Segment Total	Corporate Support	Purchase Accounting	Total
Service revenue	780,633	1,093,048	557,049	1,703,901	4,134,631	1,203	722	4,136,556
Product sales	377,065	92,174	332,015	1,149	802,403	—	—	802,403
Total revenue	1,157,698	1,185,222	889,064	1,705,050	4,937,034	1,203	722	4,938,959

Operating income (loss)	278,963	289,025	163,799	478,540	1,210,327	(197,089)	(1,064,330)	(51,092)
Depreciation and amortization	81,355	129,517	66,745	161,484	439,101	11,554	351,785	802,440
Expenditures for long-lived assets	(147,175)	(204,104)	(77,815)	(188,013)	(617,107)	(3,964)	—	(621,071)
Long-lived assets (at year end)	271,833	666,627	292,962	396,495	1,627,917	—	—	1,627,917
Total assets (at year end)	3,683,258	2,460,676	3,038,806	4,900,130	14,082,870	1,076,338	—	15,159,208

For the year ended December 31, 2016	North America Gaming and Interactive	North America Lottery	International	Italy	Operating Segment Total	Corporate Support	Purchase Accounting	Total
Service revenue	975,206	1,128,306	512,668	1,759,843	4,376,023	—	(437)	4,375,586
Product sales	398,248	65,269	314,637	1,295	779,449	—	(1,139)	778,310
Total revenue	1,373,454	1,193,575	827,305	1,761,138	5,155,472	—	(1,576)	5,153,896

Operating income (loss)	349,275	299,182	142,200	583,504	1,374,161	(245,600)	(468,125)	660,436
Depreciation and amortization	86,380	143,941	50,879	150,736	431,936	12,481	438,052	882,469
Expenditures for long-lived assets	(132,297)	(148,641)	(97,957)	(91,834)	(470,729)	(3,460)	—	(474,189)
Long-lived assets (at year end)	394,233	603,927	284,276	275,079	1,557,515	—	—	1,557,515
Total assets (at year end)	5,577,491	2,396,557	3,021,448	3,724,856	14,720,352	339,810	—	15,060,162

For the year ended December 31, 2015	North America Gaming and Interactive	North America Lottery	International	Italy	Operating Segment Total	Corporate Support	Purchase Accounting	Total
Service revenue	780,169	992,684	512,014	1,702,184	3,987,051	—	(9,358)	3,977,693
Product sales	321,624	52,986	341,064	1,872	717,546	—	(6,183)	711,363
Total revenue	1,101,793	1,045,670	853,078	1,704,056	4,704,597	—	(15,541)	4,689,056

Operating income (loss)	295,531	181,813	164,190	555,223	1,196,757	(292,371)	(364,430)	539,956
Depreciation and amortization	71,886	154,619	45,855	152,293	424,653	13,123	342,052	779,828
Expenditures for long-lived assets	(82,834)	(107,854)	(93,666)	(22,422)	(306,776)	(11,618)	—	(318,394)
Long-lived assets (at year end)	403,482	616,760	236,043	220,910	1,477,195	—	—	1,477,195
Total assets (at year end)	6,077,680	2,476,112	2,950,807	2,855,797	14,360,396	754,296	—	15,114,692

In connection with the June 2017 sale of DoubleDown, the Company recorded a $783.8 million reduction in assets in the North America Gaming and Interactive segment, principally composed of goodwill and intangible assets.

In the second quarter of 2017, the Company made changes to management reporting lines within functions that support its segments, principally field services, data center and research and development. These changes resulted in insignificant changes in how certain shared operating expenses were allocated to segments. The Company has reclassified prior period amounts to conform to the current year presentation.

The resulting changes in operating income (loss) by segment for the years ended December 31, 2016 and 2015 were as follows ($ thousands):

For the year ended December 31, 2016	North America Gaming and Interactive	North America Lottery	International	Italy	Segment Total	Corporate Support	Purchase Accounting	Total
As previously presented	344,125	300,394	144,125	585,517	1,374,161	(245,600)	(468,125)	660,436
As currently presented	349,275	299,182	142,200	583,504	1,374,161	(245,600)	(468,125)	660,436
Change	5,150	(1,212)	(1,925)	(2,013)	—	—	—	—

For the year ended December 31, 2015	North America Gaming and Interactive	North America Lottery	International	Italy	Segment Total	Corporate Support	Purchase Accounting	Total
As previously presented	294,256	182,615	164,949	554,937	1,196,757	(292,371)	(364,430)	539,956
As currently presented	295,531	181,813	164,190	555,223	1,196,757	(292,371)	(364,430)	539,956
Change	1,275	(802)	(759)	286	—	—	—	—

Geographical Information

Revenue from external customers, which is based on the geographical location of the Company’s customers, is as follows:

	December 31,
($ thousands)	2017	2016	2015
United States	2,195,791	2,472,013	2,030,251
Italy	1,728,472	1,778,750	1,712,583
Canada	100,315	89,938	105,377
United Kingdom	74,567	82,271	93,839
All other	839,814	730,924	747,006
Total	4,938,959	5,153,896	4,689,056

Revenue from exclusive and non-exclusive concessions awarded to the Company by ADM represented 31.9%, 31.7% and 33.6% of consolidated revenue in 2017, 2016 and 2015, respectively.

Long-lived assets are composed of the following:

•	Systems, equipment and other assets relating to contracts

•	Property, plant and equipment

Long-lived assets based on the geographical location of the assets are as follows:

	December 31,
($ thousands)	2017	2016
United States	938,925	989,374
Italy	366,990	254,052
United Kingdom	43,379	47,388
All other	278,623	266,701
Total	1,627,917	1,557,515